Significant Accounting Policies - Additional Information (Detail)	4 Months Ended
Sep. 30, 2022 USD ($) shares
Accounting Policies [Line Items]
Sponsor fee payable on net asset value of the fund percentage	0.15%
Maximum threshold fund expenses borne by sponsor	$ 500,000
Number of share per creation unit | shares	50,000
Transfer agent transaction processing fee per order	$ 500
Income tax examination description	As of September 30, 2022, there are no open tax years for examination.
Standard settlement cycle for broker dealer securities transactions description	T+2
Number of business days to transfer ownership of gold from trade date	2 days
Gold bullion minimum fineness description	995 parts per 1,000 (99.5%)